Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025
C000006077 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Average Annual Return, Percent	13.85%	15.19%	8.65%
C000006074 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor A Shares (with sales charge)
Average Annual Return, Percent	7.63%	13.66%	7.76%
C000006076 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor C Shares (with sales charge)
Average Annual Return, Percent	11.64%	13.94%	7.65%
C000152172 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class K Shares
Average Annual Return, Percent	13.99%	15.30%	8.74%
C000007847 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R Shares
Average Annual Return, Percent	13.19%	14.48%	7.97%
Without Sales Load [Member] | C000006074 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor A Shares
Average Annual Return, Percent	13.59%	14.89%	8.35%
Without Sales Load [Member] | C000006076 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor C Shares
Average Annual Return, Percent	12.64%	13.94%	7.65%
Russell 1000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000® Index
Average Annual Return, Percent	15.66%	16.30%	13.35%
Russell 1000 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000® Value Index
Average Annual Return, Percent	13.70%	13.93%	9.19%